Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements of Income [Abstract]
Sales	$ 10,015	$ 6,955	$ 5,043
Cost of sales	4,983	4,344	3,553
Gross profit	5,032	2,611	1,490
Selling, transport and marketing expenses	1,181	1,067	766
General and administrative expenses	291	276	232
Research and development expenses	68	64	54
Other expenses	30	57	256
Other income	(54)	(63)	(20)
Operating income	3,516	1,210	202
Finance expenses	327	216	219
Finance income	(214)	(94)	(61)
Finance expenses, net	113	122	158
Share in earnings of equity-accounted investees	1	4	5
Income before taxes on income	3,404	1,092	49
Taxes on income	1,185	260	25
Net income	2,219	832	24
Net income attributable to the non-controlling interests	60	49	13
Net income attributable to the shareholders of the Company	$ 2,159	$ 783	$ 11
Earnings per share attributable to the shareholders of the Company:
Basic earnings per share (in dollars)	$ 1.68	$ 0.61	$ 0.01
Diluted earnings per share (in dollars)	$ 1.67	$ 0.6	$ 0.01
Weighted-average number of ordinary shares outstanding:
Basic (in thousands)	1,287,304	1,282,807	1,280,026
Diluted (in thousands)	1,289,947	1,287,051	1,280,273